UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Perceptive Advisors LLC
Address:       7284 West Palmetto Park Road, Suite 301
               Boca Raton, FL 33433

Form 13F File Number: 28-10438

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Joseph Edelman
Title:         Managing Member
Phone:         561-391-7770

Signature, Place, and Date of Signing:

/s/ Joseph Edelman          New York, NY                May 8, 2006
--------------------------------------------------------------------------------
    [Signature]             [City, State]                  [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                                 TITLE OF                      VALUE     SHARES/ SH/     PUT/   OTHER   INVEST   VOTING AUTHORITY
NAME OF ISSUER                   CLASS           CUSIP        (x1000)    PRN AMT PRN    CALL   MANAGERS DISCR    SOLE  SHARED  OTHER

TARO PHARMACEUTICAL INDS LTD     ORD             M8737E108        265     19,000  SH             N/A    SOLE     SOLE
ATS MED INC                      COM             002083103         47     19,000  SH             N/A    SOLE     SOLE
ABGENIX INC                      COM             00339B107      7,650    340,000  SH             N/A    SOLE     SOLE
ABGENIX INC                      COM             00339B107     34,875  1,550,000  SH             N/A    SOLE     SOLE
ACADIA PHARMACEUTICALS INC       COM             004225108     13,519    845,969  SH             N/A    SOLE     SOLE
ADOLOR CORP                      COM             00724X102      4,258    178,900  SH             N/A    SOLE     SOLE
ADVANCED MAGNETICS INC           COM             00753P103      3,806     99,500  SH             N/A    SOLE     SOLE
AMGEN INC                        COM             031162100     18,020    247,697  SH             N/A    SOLE     SOLE
AMYLIN PHARMACEUTICALS INC       COM             032346108        969     19,800           PUT   N/A    SOLE     SOLE
ANORMED INC                      COM             035910108         41      5,310  SH             N/A    SOLE     SOLE
ANTIGENICS INC DEL               COM             037032109        469    171,000          CALL   N/A    SOLE     SOLE
ANTIGENICS INC DEL               COM             037032109      3,572  1,303,600          CALL   N/A    SOLE     SOLE
ANTIGENICS INC DEL               COM             037032109        260     95,000          CALL   N/A    SOLE     SOLE
ANTIGENICS INC DEL               COM             037032109        395    144,200           PUT   N/A    SOLE     SOLE
ANTIGENICS INC DEL               COM             037032109        125     45,800           PUT   N/A    SOLE     SOLE
ARRAY BIOPHARMA INC              COM             04269X105      2,860    312,914  SH             N/A    SOLE     SOLE
ATHEROGENICS INC                 COM             047439104        294     18,000          CALL   N/A    SOLE     SOLE
BARD C R INC                     COM             067383109      2,509     37,000  SH             N/A    SOLE     SOLE
BIOCRYST PHARMACEUTICALS         COM             09058V103      6,308    349,300  SH             N/A    SOLE     SOLE
BIOENVISION INC                  COM             09059N100        887    124,400           PUT   N/A    SOLE     SOLE
BIOENVISION INC                  COM             09059N100      5,462    766,067  SH             N/A    SOLE     SOLE
BIOMARIN PHARMACEUTICAL INC      COM             09061G101      1,335     99,450  SH             N/A    SOLE     SOLE
BIOGEN IDEC INC                  COM             09062X103      2,685     57,000  SH             N/A    SOLE     SOLE
CVS CORP                         COM             126650100      2,778     93,000  SH             N/A    SOLE     SOLE
CELGENE CORP                     COM             151020104     21,982    497,100  SH             N/A    SOLE     SOLE
CEPHALON INC                     COM             156708109      2,290     38,000          CALL   N/A    SOLE     SOLE
CHINA MED TECHNOLOGIES INC       SPONSORED ADR   169483104        755     25,000  SH             N/A    SOLE     SOLE
CHINA MED TECHNOLOGIES INC       SPONSORED ADR   169483104      3,368    111,500  SH             N/A    SOLE     SOLE
CRUCELL N V                      SPONSORED ADR   228769105      3,061    109,000  SH             N/A    SOLE     SOLE
CYTOGEN CORP                     COM NEW         232824300      1,810    500,000  SH             N/A    SOLE     SOLE
CYTOGEN CORP                     COM NEW         232824300        399    110,132  SH             N/A    SOLE     SOLE
DYAX CORP                        COM             26746E103        963    166,000  SH             N/A    SOLE     SOLE
DYNAVAX TECHNOLOGIES CORP        COM             268158102      1,461    242,239  SH             N/A    SOLE     SOLE
EMISPHERE TECHNOLOGIES INC       COM             291345106        781     95,000           PUT   N/A    SOLE     SOLE
ENDO PHARMACEUTICALS HLDGS I     COM             29264F205      3,068     93,500  SH             N/A    SOLE     SOLE
ENZON PHARMACEUTICALS INC        NOTE 4.500% 7/0 293904AB4     19,413 20,846,000  PRN            N/A    SOLE     SOLE
EXPRESS SCRIPTS INC              COM             302182100        791      9,000  SH             N/A    SOLE     SOLE
FIRST HORIZON PHARMACEUTICAL     COM             32051K106        933     37,000  SH             N/A    SOLE     SOLE
FISHER SCIENTIFIC INTL INC       COM NEW         338032204      1,225     18,000  SH             N/A    SOLE     SOLE
GENENTECH INC                    COM NEW         368710406      9,186    108,700  SH             N/A    SOLE     SOLE
GENITOPE CORP                    COM             37229P507        413     47,500          CALL   N/A    SOLE     SOLE
GENZYME CORP                     COM             372917104     21,697    322,773  SH             N/A    SOLE     SOLE
GILEAD SCIENCES INC              COM             375558103     12,886    207,100  SH             N/A    SOLE     SOLE
HUMAN GENOME SCIENCES INC        COM             444903108        516     47,500          CALL   N/A    SOLE     SOLE
HUMAN GENOME SCIENCES INC        COM             444903108         98      9,000          CALL   N/A    SOLE     SOLE
HUMAN GENOME SCIENCES INC        COM             444903108        598     55,000  SH             N/A    SOLE     SOLE
HUMAN GENOME SCIENCES INC        COM             444903108     12,077  1,111,000  SH             N/A    SOLE     SOLE
IMMUNOMEDICS INC                 COM             452907108      1,624    550,400  SH             N/A    SOLE     SOLE
INDEVUS PHARMACEUTICALS INC      NOTE 6.250% 7/1 454072AB5     35,579 30,280,000  PRN            N/A    SOLE     SOLE
INDEVUS PHARMACEUTICALS INC      COM             454072109      8,074  1,302,250  SH             N/A    SOLE     SOLE
ISIS PHARMACEUTICALS INC DEL     NOTE 5.500% 5/0 464337AC8     11,073 11,625,000  PRN            N/A    SOLE     SOLE
ISOLAGEN INC                     COM             46488N103        560    246,505  SH             N/A    SOLE     SOLE
MGI PHARMA INC                   COM             552880106        473     27,000  SH             N/A    SOLE     SOLE
MEDICURE INC                     COM             58469E101        261    150,700  SH             N/A    SOLE     SOLE
MEDTRONIC INC                    COM             585055106      1,015     20,000  SH             N/A    SOLE     SOLE
MYOGEN INC                       COM             62856E104      2,997     82,800  SH             N/A    SOLE     SOLE
NEKTAR THERAPEUTICS              COM             640268108      1,600     78,500  SH             N/A    SOLE     SOLE
NEOPHARM INC                     COM             640919106      1,157    138,400           PUT   N/A    SOLE     SOLE
NEOPHARM INC                     COM             640919106        181     21,700          CALL   N/A    SOLE     SOLE
NEUROCRINE BIOSCIENCES INC       COM             64125C109      5,260     81,500  SH             N/A    SOLE     SOLE
NEUROCRINE BIOSCIENCES INC       COM             64125C109        290      4,500  SH             N/A    SOLE     SOLE
OSI PHARMACEUTICALS INC          COM             671040103      3,964    123,500  SH             N/A    SOLE     SOLE
OSI PHARMACEUTICALS INC          COM             671040103        217      6,750  SH             N/A    SOLE     SOLE
ONYX PHARMACEUTICALS INC         COM             683399109      1,444     55,000  SH             N/A    SOLE     SOLE
PAR PHARMACEUTICAL COS INC       COM             69888P106      1,111     39,420  SH             N/A    SOLE     SOLE
PENWEST PHARMACEUTICALS CO       COM             709754105        683     31,500           PUT   N/A    SOLE     SOLE
PENWEST PHARMACEUTICALS CO       COM             709754105      9,070    418,150  SH             N/A    SOLE     SOLE
PROGENICS PHARMACEUTICALS IN     COM             743187106     22,327    842,847  SH             N/A    SOLE     SOLE
RENOVIS INC                      COM             759885106      2,912    136,600          CALL   N/A    SOLE     SOLE
SCHERING PLOUGH CORP             COM             806605101        180      9,500  SH             N/A    SOLE     SOLE
SCHERING PLOUGH CORP             PFD CONV MAND   806605606        914     18,000  SH             N/A    SOLE     SOLE
SEPRACOR INC                     COM             817315104      2,343     48,000  SH             N/A    SOLE     SOLE
SPECTRUM PHARMACEUTICALS INC     COM             84763A108        211     45,000          PUT    N/A    SOLE     SOLE
SUPERGEN INC                     COM             868059106      4,449    783,240  SH             N/A    SOLE     SOLE
SUPERGEN INC                     COM             868059106        414     72,900  SH             N/A    SOLE     SOLE
TELIK INC                        COM             87959M109      2,759    142,500          CALL   N/A    SOLE     SOLE
TEVA PHARMACEUTICAL INDS LTD     ADR             881624209      8,924    216,700  SH             N/A    SOLE     SOLE
VION PHARMACEUTICALS INC         COM             927624106        557    246,650  SH             N/A    SOLE     SOLE
WELLPOINT INC                    COM             94973V107     10,918    141,000  SH             N/A    SOLE     SOLE
ZONAGEN INC                      COM             98975L108        138     14,700  SH             N/A    SOLE     SOLE

                                     80                                  376,839



                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         80
Form 13F Information Table Value Total:         $376,839
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE